Income Taxes - Schedule of Reconciliation from Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	¥ 375,090	¥ 302,571	¥ 366,235
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	114,703	92,526	111,995
Non-deductible expenses for tax purposes	15,158	6,071	26,117
Changes in unrecognized deferred tax assets and deferred tax liabilities	(21,791)	(8,831)	(137,032)
Tax credits	(26,676)	(32,948)	(25,673)
Differences in applicable tax rates of overseas subsidiaries	(31,446)	24,496	(258)
Changes in tax effects of undistributed profit of overseas subsidiaries	6,174	(20,359)	5,694
Effect of changes in applicable tax rates and tax law	2,482	(39,661)	(5,073)
Tax contingencies	13,991	58,540	(13,164)
Effect of prior year items	(7,524)	(4,762)	(10,689)
Entity reorganizations/Divestments	(6,321)	2,041	36,117
Other	(698)	(4,708)	2,030
Total	¥ 58,052	72,405	¥ (9,936)
Restructuration, state tax change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law		(39,106)
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies		¥ 65,942